Segmented Information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segmented Information
Segmented Information

The company identifies its operating segments by operating company, consistent with its management structure. Certain of the operating segments have been aggregated into reporting segments, with reporting segments categorized by type of business as described below. The accounting policies of the reporting segments are the same as those described in note 3. Transfer prices for inter-segment transactions are set at arm's length. Geographic premiums are determined based on the domicile of the operating companies and where the primary underlying insurance risk resides.

Insurance and Reinsurance
Northbridge - A national commercial property and casualty insurer in Canada providing property and casualty insurance products through its Northbridge Insurance and Federated subsidiaries.

Odyssey Group - A U.S.-based reinsurer that provides a full range of property and casualty products on a worldwide basis, and that underwrites specialty insurance, primarily in the U.S. and in the U.K., both directly and through the Lloyd's market in London.
Crum & Forster - A national commercial property and casualty insurer in the U.S. writing a broad range of commercial coverages, principally specialty coverages.

Zenith National - An insurer primarily engaged in workers' compensation business in the U.S.

Brit - A market-leading global Lloyd's of London specialty insurer and reinsurer.
Allied World - A global property, casualty and specialty insurer and reinsurer with a presence at Lloyd's.
Fairfax Asia - This reporting segment includes the company's operations that underwrite insurance and reinsurance coverages in Hong Kong (Falcon), Malaysia (Pacific Insurance), Indonesia (AMAG Insurance), Sri Lanka (Fairfirst Insurance) and Singapore (First Capital, sold on December 28, 2017). Fairfax Asia also includes the company's equity accounted interests in Vietnam-based BIC Insurance (35.0%), Thailand-based Falcon Thailand (41.2%) and Mumbai-based ICICI Lombard (9.9%).

Insurance and Reinsurance - Other - This reporting segment is comprised of Group Re, Bryte Insurance, Advent, Fairfax Latin America and Fairfax Central and Eastern Europe ("Fairfax CEE"). Group Re primarily constitutes the participation of CRC Re and Wentworth (both based in Barbados) in the reinsurance of Fairfax’s subsidiaries by quota share or through participation in those subsidiaries’ third party reinsurance programs on the same terms as third party reinsurers. Group Re also writes third party business. Bryte Insurance is an established property and casualty insurer in South Africa and Botswana. Advent is a specialty property reinsurance and insurance company operating through Syndicate 780 at Lloyd’s. On July 11, 2018 Advent announced that certain classes of its business would be transferred to Brit, Allied World and Newline with the remainder of Advent Syndicate 780 placed into run-off. Advent will be reported in the Run-off reporting segment effective January 1, 2019. Fairfax Latin America is comprised of Fairfax Brasil, which writes commercial property and casualty insurance in Brazil, and Fairfax Latam, consisting of property and casualty insurance operations in Argentina, Chile, Colombia and Uruguay. Fairfax CEE is comprised of Polish Re, which writes reinsurance in Central and Eastern Europe, and Colonnade Insurance, a Luxembourg property and casualty insurer with branches in each of the Czech Republic, Hungary, Slovakia, Poland, Bulgaria and Romania, and an insurance subsidiary in Ukraine.

Run-off
This reporting segment is comprised of European Run-off, which includes RiverStone (UK) and Syndicate 3500 at Lloyd's (managed by RiverStone Managing Agency Limited), and U.S. Run-off, which includes TIG Insurance. Effective September 28, 2018 all assets and liabilities of RiverStone Insurance Limited (previously part of European Run-off) were transferred to RiverStone (UK) through a Part VII transfer under the Financial Services and Markets Act 2000, as amended. This transaction did not have any impact on the Run-off reporting segment or the company's consolidated financial reporting. The company expects to windup RiverStone Insurance Limited in 2019 as it simplifies its organizational structure.

Other
The Other reporting segment is comprised of the company's non-insurance operations as follows:
Restaurants and retail - Comprised of Recipe and its subsidiaries The Keg (acquired on February 22, 2018), Pickle Barrel (acquired on December 1, 2017), St-Hubert and Original Joe's, Toys "R" Us Canada (acquired on May 31, 2018), Praktiker, Golf Town, Sporting Life, Kitchen Stuff Plus and William Ashley.
Fairfax India - Comprised of Fairfax India and its subsidiaries NCML, Fairchem (merged on March 14, 2017 with Privi Organics) and Saurashtra Freight (acquired on February 14, 2017).
Thomas Cook India - Comprised of Thomas Cook India and its subsidiaries Sterling Resorts and Quess (deconsolidated on March 1, 2018).
Other - Comprised of Dexterra (acquired on March 7, 2018), Grivalia Properties (consolidated on July 4, 2017), Fairfax Africa (since its initial public offering on February 17, 2017), Mosaic Capital (consolidated on January 26, 2017), Pethealth and Boat Rocker.

Corporate and Other
Corporate and Other includes the parent entity (Fairfax Financial Holdings Limited), its subsidiary intermediate holding companies and Hamblin Watsa, an investment management company.
Sources of Earnings by Reporting Segment
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2018

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,316.0	3,269.4	2,305.7	800.3	2,221.3	3,355.2	384.5	1,725.2	15,377.6	150.7	—	—	—	15,528.3
Intercompany	6.0	59.2	57.4	—	17.8	13.7	1.1	67.7	222.9	268.2	—	—	(491.1)	—
	1,322.0	3,328.6	2,363.1	800.3	2,239.1	3,368.9	385.6	1,792.9	15,600.5	418.9	—	—	(491.1)	15,528.3
Net premiums written	1,173.6	2,897.8	1,977.8	789.2	1,494.2	2,368.8	191.9	1,124.2	12,017.5	413.5	—	—	—	12,431.0
Net premiums earned
External	1,125.4	2,736.4	1,939.6	806.6	1,645.8	2,318.3	195.6	1,141.2	11,908.9	157.1	—	—	—	12,066.0
Intercompany	(6.2)	19.0	21.3	(2.3)	(166.1)	(31.5)	(6.1)	(75.6)	(247.5)	247.5	—	—	—	—
	1,119.2	2,755.4	1,960.9	804.3	1,479.7	2,286.8	189.5	1,065.6	11,661.4	404.6	—	—	—	12,066.0
Underwriting expenses(1)	(1,072.2)	(2,574.3)	(1,928.3)	(664.1)	(1,556.7)	(2,243.9)	(189.1)	(1,114.5)	(11,343.1)	(647.0)	—	—	—	(11,990.1)
Underwriting profit (loss)	47.0	181.1	32.6	140.2	(77.0)	42.9	0.4	(48.9)	318.3	(242.4)	—	—	—	75.9
Interest income	72.2	155.5	73.2	36.9	64.5	140.6	16.4	61.7	621.0	45.3	43.4	39.8	(5.6)	743.9
Dividends	10.2	15.6	4.9	3.5	3.6	11.3	7.8	3.5	60.4	9.8	10.0	1.3	—	81.5
Investment expenses	(15.4)	(31.2)	(13.5)	(8.1)	(12.8)	(34.7)	(3.1)	(18.5)	(137.3)	(11.4)	(40.6)	(3.3)	150.7	(41.9)
Interest and dividends	67.0	139.9	64.6	32.3	55.3	117.2	21.1	46.7	544.1	43.7	12.8	37.8	145.1	783.5
Share of profit (loss) of associates	6.3	65.8	4.1	4.4	5.3	(3.8)	(5.1)	16.7	93.7	0.8	109.4	17.2	—	221.1
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,434.2	—	—	4,434.2
Expenses	—	—	—	—	—	—	—	—	—	—	(4,176.1)	—	5.6	(4,170.5)
	—	—	—	—	—	—	—	—	—	—	258.1	—	5.6	263.7
Operating income (loss)	120.3	386.8	101.3	176.9	(16.4)	156.3	16.4	14.5	956.1	(197.9)	380.3	55.0	150.7	1,344.2
Net gains (losses) on investments	(55.6)	(111.4)	(144.2)	(57.6)	(63.1)	(66.9)	(71.7)	45.8	(524.7)	(107.6)	900.4	(15.2)	—	252.9
Loss on repurchase of long term debt (note 15)	—	—	—		—	—	—	—	—	—	—	(58.9)	—	(58.9)
Interest expense	—	(4.1)	(2.2)	(3.3)	(14.2)	(26.2)	—	(5.6)	(55.6)	—	(94.1)	(197.4)	—	(347.1)
Corporate overhead	(6.6)	(23.3)	(24.1)	(8.2)	(14.0)	(67.6)	(10.3)	(21.9)	(176.0)	—	—	(2.3)	(150.7)	(329.0)
Pre-tax income (loss)	58.1	248.0	(69.2)	107.8	(107.7)	(4.4)	(65.6)	32.8	199.8	(305.5)	1,186.6	(218.8)	—	862.1
Income taxes														(44.2)
Net earnings														817.9

Attributable to:
Shareholders of Fairfax														376.0
Non-controlling interests														441.9
														817.9

(1)
Underwriting expenses for the year ended December 31, 2018 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	802.7	2,061.5	1,244.7	453.4	982.6	1,739.9	138.0	687.4	8,110.2
Commissions	184.5	588.7	304.2	84.2	456.8	207.8	19.9	177.6	2,023.7
Premium acquisition costs and other underwriting expenses	191.7	269.8	383.3	211.8	216.6	392.8	55.6	276.6	1,998.2
Underwriting expenses - accident year	1,178.9	2,920.0	1,932.2	749.4	1,656.0	2,340.5	213.5	1,141.6	12,132.1
Net favourable claims reserve development	(106.7)	(345.7)	(3.9)	(85.3)	(99.3)	(96.6)	(24.4)	(27.1)	(789.0)
Underwriting expenses - calendar year	1,072.2	2,574.3	1,928.3	664.1	1,556.7	2,243.9	189.1	1,114.5	11,343.1

2017

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World(1)	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,180.4	2,725.7	2,120.0	849.0	2,048.1	1,447.6	667.9	1,160.4	12,199.1	8.4	—	—	—	12,207.5
Intercompany	6.6	57.4	54.5	—	8.9	—	2.5	83.9	213.8	—	—	—	(213.8)	—
	1,187.0	2,783.1	2,174.5	849.0	2,057.0	1,447.6	670.4	1,244.3	12,412.9	8.4	—	—	(213.8)	12,207.5
Net premiums written	1,064.9	2,495.9	1,863.4	837.4	1,530.9	991.9	327.5	863.3	9,975.2	8.3	—	—	—	9,983.5
Net premiums earned
External	1,023.7	2,318.3	1,822.1	814.1	1,537.3	1,041.3	369.3	775.2	9,701.3	20.1	—	—	—	9,721.4
Intercompany	(4.0)	15.1	30.7	(2.5)	(0.4)	(12.6)	(41.7)	15.4	—	—	—	—	—	—
	1,019.7	2,333.4	1,852.8	811.6	1,536.9	1,028.7	327.6	790.6	9,701.3	20.1	—	—	—	9,721.4
Underwriting expenses(2)	(1,010.7)	(2,273.4)	(1,849.6)	(694.4)	(1,738.8)	(1,615.3)	(289.4)	(871.2)	(10,342.8)	(227.5)	—	—	—	(10,570.3)
Underwriting profit (loss)	9.0	60.0	3.2	117.2	(201.9)	(586.6)	38.2	(80.6)	(641.5)	(207.4)	—	—	—	(848.9)
Interest income	56.1	131.0	53.4	26.8	41.9	76.8	31.3	38.7	456.0	37.2	29.7	(8.3)	—	514.6
Dividends	9.5	15.6	3.4	3.8	3.7	2.2	3.2	11.8	53.2	4.6	9.1	6.3	—	73.2
Investment expenses	(11.5)	(21.7)	(23.0)	(7.2)	(13.0)	(13.1)	(5.4)	(12.0)	(106.9)	(12.9)	(143.7)	(2.1)	236.8	(28.8)
Interest and dividends	54.1	124.9	33.8	23.4	32.6	65.9	29.1	38.5	402.3	28.9	(104.9)	(4.1)	236.8	559.0
Share of profit (loss) of associates	3.2	7.2	(1.1)	(9.8)	9.2	(17.6)	29.4	3.0	23.5	(6.1)	55.4	127.7	—	200.5
Other
Revenue	—	—	—	—	—	—	—	—	—	—	3,257.6	—	—	3,257.6
Expenses	—	—	—	—	—	—	—	—	—	—	(2,996.0)	—	—	(2,996.0)
	—	—	—	—	—	—	—	—	—	—	261.6	—	—	261.6
Operating income (loss)	66.3	192.1	35.9	130.8	(160.1)	(538.3)	96.7	(39.1)	(215.7)	(184.6)	212.1	123.6	236.8	172.2
Net gains (losses) on investments	44.8	253.1	27.9	26.6	79.0	(26.5)	1,083.9	69.5	1,558.3	73.3	7.2	(171.3)	—	1,467.5
Gain on sale of subsidiary (note 23)	—	—	—	—	—	—	1,018.6	—	1,018.6	—	—	—	—	1,018.6
Loss on repurchase of long term debt (note 15)	—	—	—	—	—	—	—	—	—	—	—	(28.6)	—	(28.6)
Interest expense	—	(3.3)	(1.8)	(3.3)	(12.5)	(15.6)	—	(4.8)	(41.3)	—	(65.8)	(224.1)	—	(331.2)
Corporate overhead	(8.7)	(27.4)	(25.4)	(8.2)	(9.2)	(27.9)	(2.6)	(22.2)	(131.6)	—	—	93.1	(236.8)	(275.3)
Pre-tax income (loss)	102.4	414.5	36.6	145.9	(102.8)	(608.3)	2,196.6	3.4	2,188.3	(111.3)	153.5	(207.3)	—	2,023.2
Income taxes														(408.3)
Net earnings														1,614.9

Attributable to:
Shareholders of Fairfax														1,740.6
Non-controlling interests														(125.7)
														1,614.9

(1)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.

(2)
Underwriting expenses for the year ended December 31, 2017 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	760.1	1,827.7	1,209.8	477.9	1,117.8	1,293.1	263.1	563.8	7,513.3
Commissions	164.5	492.5	292.4	83.5	424.8	32.6	4.7	148.4	1,643.4
Premium acquisition costs and other underwriting expenses	179.6	241.3	357.6	209.4	205.7	217.7	73.9	192.6	1,677.8
Underwriting expenses - accident year	1,104.2	2,561.5	1,859.8	770.8	1,748.3	1,543.4	341.7	904.8	10,834.5
Net (favourable) adverse claims reserve development	(93.5)	(288.1)	(10.2)	(76.4)	(9.5)	71.9	(52.3)	(33.6)	(491.7)
Underwriting expenses - calendar year	1,010.7	2,273.4	1,849.6	694.4	1,738.8	1,615.3	289.4	871.2	10,342.8

Investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities
Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment were as follows:

	Investments in associates		Additions to goodwill		Segment assets		Segment liabilities
	2018	2017	2018	2017	2018	2017	2018	2017
Insurance and Reinsurance
Northbridge	136.9	218.6	—	1.1	4,205.7	4,527.2	2,706.0	2,804.6
Odyssey Group	443.2	355.7	—	—	12,077.8	11,316.1	7,887.7	7,248.4
Crum & Forster	260.6	263.2	—	—	6,217.4	6,290.6	4,617.9	4,651.1
Zenith National	149.3	162.9	—	—	2,543.0	2,586.8	1,612.8	1,653.8
Brit	266.9	231.4	—	—	7,543.4	7,480.1	5,947.6	5,930.1
Allied World(1)	310.0	210.5	—	937.9	14,530.7	14,584.4	10,911.7	10,937.2
Fairfax Asia	91.6	100.9	(0.3)	(24.2)	1,813.4	1,930.7	692.4	674.5
Other	115.9	92.0	3.7	19.6	4,353.4	4,321.3	3,285.9	3,223.5
Operating companies	1,774.4	1,635.2	3.4	934.4	53,284.8	53,037.2	37,662.0	37,123.2
Run-off	273.4	252.0	—	—	5,529.1	5,207.2	3,934.3	3,456.5
Other	2,523.3	1,250.8	133.0	277.9	9,424.7	8,684.0	3,361.2	3,245.8
Corporate and Other and eliminations and adjustments	291.9	518.3	—	—	(3,866.5)	(2,838.3)	2,049.4	1,852.6
Consolidated	4,863.0	3,656.3	136.4	1,212.3	64,372.1	64,090.1	47,006.9	45,678.1

(1)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.
Product Line
Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Net premiums earned - Insurance and Reinsurance
Northbridge	490.3	449.1	523.2	474.4	105.7	96.2	1,119.2	1,019.7
Odyssey Group	1,398.3	1,206.0	1,099.2	901.5	257.9	225.9	2,755.4	2,333.4
Crum & Forster	253.9	238.9	1,623.6	1,518.0	83.4	95.9	1,960.9	1,852.8
Zenith National	35.5	32.1	768.8	779.5	—	—	804.3	811.6
Brit	490.7	427.1	618.5	755.7	370.5	354.1	1,479.7	1,536.9
Allied World(1)	794.5	360.9	1,362.4	607.4	129.9	60.4	2,286.8	1,028.7
Fairfax Asia	75.7	65.6	93.0	219.2	20.8	42.8	189.5	327.6
Other	564.9	405.9	308.5	221.9	192.2	162.8	1,065.6	790.6
Operating companies	4,103.8	3,185.6	6,397.2	5,477.6	1,160.4	1,038.1	11,661.4	9,701.3
Run-off	—	—	389.1	22.9	15.5	(2.8)	404.6	20.1
Consolidated net premiums earned	4,103.8	3,185.6	6,786.3	5,500.5	1,175.9	1,035.3	12,066.0	9,721.4
Interest and dividends							783.5	559.0
Share of profit of associates							221.1	200.5
Net gains on investments							252.9	1,467.5
Gain on sale of subsidiary (note 23)							—	1,018.6
Other							4,434.2	3,257.6
Consolidated income							17,757.7	16,224.6

Allocation of net premiums earned	34.0%	32.8%	56.3%	56.6%	9.7%	10.6%

(1)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.
Geographic Region
Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Net premiums earned - Insurance and Reinsurance
Northbridge	1,108.2	1,007.2	11.0	12.5	—	—	—	—	1,119.2	1,019.7
Odyssey Group	70.2	76.8	1,858.0	1,539.2	319.8	247.2	507.4	470.2	2,755.4	2,333.4
Crum & Forster	—	—	1,958.0	1,852.6	—	—	2.9	0.2	1,960.9	1,852.8
Zenith National	—	—	804.3	811.6	—	—	—	—	804.3	811.6
Brit	95.3	83.1	1,073.7	1,036.5	57.9	60.3	252.8	357.0	1,479.7	1,536.9
Allied World(3)	28.2	20.5	1,671.9	773.7	254.9	88.2	331.8	146.3	2,286.8	1,028.7
Fairfax Asia	—	0.1	—	—	189.5	319.0	—	8.5	189.5	327.6
Other	5.0	9.1	83.6	98.9	94.9	108.0	882.1	574.6	1,065.6	790.6
Operating companies	1,306.9	1,196.8	7,460.5	6,125.0	917.0	822.7	1,977.0	1,556.8	11,661.4	9,701.3
Run-off	—	—	6.3	23.7	—	—	398.3	(3.6)	404.6	20.1
Consolidated net premiums earned	1,306.9	1,196.8	7,466.8	6,148.7	917.0	822.7	2,375.3	1,553.2	12,066.0	9,721.4
Interest and dividends									783.5	559.0
Share of profit of associates									221.1	200.5
Net gains on investments									252.9	1,467.5
Gain on sale of subsidiary (note 23)									—	1,018.6
Other									4,434.2	3,257.6
Consolidated income									17,757.7	16,224.6

Allocation of net premiums earned	10.8%	12.3%	61.9%	63.2%	7.6%	8.5%	19.7%	16.0%

(1)	The Asia geographic segment comprises countries located throughout Asia, including China, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment comprises Australia and countries located in Africa, Europe and South America.

(3)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.
Other reporting segment

Revenue and expenses of the Other reporting segment were comprised as follows for the years ended December 31:

	Restaurants and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Revenue	2,013.4	1,441.7	430.3	336.0	1,202.4	1,009.6	788.1	470.3	4,434.2	3,257.6
Expenses	(1,890.7)	(1,322.5)	(403.3)	(315.9)	(1,184.1)	(953.1)	(698.0)	(404.5)	(4,176.1)	(2,996.0)
Pre-tax income before interest expense and other	122.7	119.2	27.0	20.1	18.3	56.5	90.1	65.8	258.1	261.6

(1)	These results differ from those published by Fairfax India due to Fairfax India's application of investment entity accounting under IFRS.

(2)
These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Indian GAAP, and acquisition accounting adjustments. Upon adopting IFRS 15 on January 1, 2018 Thomas Cook India began reporting revenue on a principal basis for certain of its travel related businesses which were previously reported on an agency basis under IAS 18 as described in note 3. This revenue recognition change increased Thomas Cook India's reported revenue and cost of sales by $770.1 for the year ended December 31, 2018, with no impact on net earnings.